Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (66.2%)
Austria (0.8%)
	Erste Group Bank AG	452,153	14,158
Finland (1.0%)
	Nokia OYJ	3,808,057	18,762
France (5.3%)
	TotalEnergies SE	429,788	26,862
	Engie SA	918,314	13,960
	Safran SA	101,244	12,512
	Arkema SA	139,618	12,414
	BNP Paribas SA	195,209	10,969
	Schneider Electric SE	71,899	10,618
	Vinci SA	71,175	7,186
[1]	Amundi SA	70,287	3,955
			98,476
Germany (0.2%)
	Bayerische Motoren Werke AG	39,297	3,568
Hong Kong (1.5%)
	AIA Group Ltd.	2,180,200	22,139
	Prudential plc	455,643	5,420
			27,559
Japan (6.3%)
	Tokio Marine Holdings Inc.	937,591	19,341
	Nippon Telegraph & Telephone Corp.	682,244	18,918
	Resona Holdings Inc.	3,087,800	14,861
	Isuzu Motors Ltd.	938,814	12,301
	Mitsubishi Estate Co. Ltd.	812,700	11,476
	Mitsubishi UFJ Financial Group Inc.	2,027,322	11,056
	Honda Motor Co. Ltd.	387,800	9,451
	Marui Group Co. Ltd.	548,665	9,378
	Astellas Pharma Inc.	360,900	5,598
	BIPROGY Inc.	186,600	4,492
			116,872
Norway (0.2%)
	Aker BP ASA	126,253	4,392
South Korea (0.9%)
	Samsung Electronics Co. Ltd.	332,182	15,961
Spain (1.1%)
	CaixaBank SA	2,824,717	10,502

		Shares	Market Value ($000)
	Iberdrola SA	913,194	10,316
			20,818
Sweden (1.8%)
	Autoliv Inc.	231,809	20,492
	Alfa Laval AB	417,130	12,011
			32,503
Switzerland (3.0%)
	Novartis AG (Registered)	281,240	25,018
	Nestle SA (Registered)	131,296	15,627
	Zurich Insurance Group AG	19,726	9,477
	Julius Baer Group Ltd.	103,811	5,980
			56,102
Taiwan (0.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,008,175	16,191
United Kingdom (4.1%)
	AstraZeneca plc ADR	497,484	33,814
	Rotork plc	3,704,688	13,564
	WPP plc	1,258,335	13,225
	Linde plc	19,433	6,545
	BAE Systems plc	536,709	5,315
	Derwent London plc	85,966	2,457
			74,920
United States (39.1%)
	Johnson & Johnson	189,859	33,795
	Microsoft Corp.	123,072	31,401
	TJX Cos. Inc.	352,974	28,256
	Cisco Systems Inc.	525,046	26,105
	Merck & Co. Inc.	225,921	24,878
	United Parcel Service Inc. Class B	130,297	24,721
	JPMorgan Chase & Co.	177,650	24,548
	Chubb Ltd.	109,175	23,974
	Northrop Grumman Corp.	43,706	23,308
	Colgate-Palmolive Co.	289,478	22,429
	Texas Instruments Inc.	119,899	21,637
	Visa Inc. Class A	96,537	20,949
	Duke Energy Corp.	200,656	20,052
	Home Depot Inc.	60,297	19,536
	Comcast Corp. Class A	513,851	18,827
*	Alphabet Inc. Class A	185,558	18,740
	Mondelez International Inc. Class A	275,844	18,650
	Sempra Energy	109,065	18,126
	General Motors Co.	440,938	17,884
	UnitedHealth Group Inc.	31,414	17,207
	Baxter International Inc.	280,823	15,875
	Caterpillar Inc.	64,765	15,311
	Deere & Co.	33,671	14,849
	Medtronic plc	178,044	14,073
	Pioneer Natural Resources Co.	59,482	14,037
	PNC Financial Services Group Inc.	80,919	13,615
	American Express Co.	85,927	13,541
	Exelon Corp.	312,439	12,926
	Eli Lilly & Co.	34,677	12,868
	BlackRock Inc.	16,788	12,020
	Accenture plc Class A	39,767	11,967
	Coterra Energy Inc.	428,248	11,952
	Union Pacific Corp.	54,832	11,922

				Shares	Market Value ($000)
	Intel Corp.			371,506	11,171
	Raytheon Technologies Corp.			112,512	11,107
	Bank of America Corp.			256,875	9,723
	LyondellBasell Industries NV Class A			111,502	9,479
	American Tower Corp.			40,561	8,974
	Gilead Sciences Inc.			80,871	7,103
	General Dynamics Corp.			27,585	6,962
	KLA Corp.			15,476	6,084
	Honeywell International Inc.			26,348	5,785
	PepsiCo Inc.			29,126	5,403
	McDonald's Corp.			19,188	5,234
	Marsh & McLennan Cos. Inc.			19,068	3,302
	Lockheed Martin Corp.			4,689	2,275
					722,581
Total Common Stocks (Cost $980,435)					1,222,863
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.2%)
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	32	31
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	225	203
[2,3]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,681	1,467
[2,3]	Fannie Mae REMICS	3.500%	6/25/44	85	81
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	578	525
[2,3]	Freddie Mac REMICS	2.000%	7/25/50	1,270	1,123
[2,3]	Freddie Mac REMICS	3.500%	11/15/40	11	11
[2,3]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,237	1,202
[2,4]	Ginnie Mae II Pool	2.000%	12/15/52	1,325	1,124
[2,4]	Ginnie Mae II Pool	2.500%	12/15/52	2,100	1,840
[2,4]	Ginnie Mae II Pool	3.000%	12/15/52	2,350	2,118
[2,4]	Ginnie Mae II Pool	4.000%	12/15/52	1,550	1,479
[2]	Ginnie Mae REMICS	2.750%	9/20/44	69	66
[2,3,4]	UMBS Pool	2.000%	4/01/41–12/25/52	9,957	8,318
[2,3,4]	UMBS Pool	2.500%	5/01/51–1/25/53	8,746	7,554
[2,3,4]	UMBS Pool	3.000%	10/01/51–12/25/52	9,396	8,345
[2,3,4]	UMBS Pool	3.500%	7/01/51–12/25/52	7,557	6,946
[2,3,4]	UMBS Pool	4.000%	12/25/52	4,925	4,660
[2,3,4]	UMBS Pool	4.500%	12/25/52–1/25/53	13,950	13,580
	United States Treasury Note/Bond	0.375%	1/31/26	285	254
	United States Treasury Note/Bond	0.625%	10/15/24	7,291	6,800
	United States Treasury Note/Bond	0.750%	11/15/24	1,596	1,488
	United States Treasury Note/Bond	0.875%	9/30/26	75	67
	United States Treasury Note/Bond	1.000%	12/15/24	2,000	1,870
[5]	United States Treasury Note/Bond	1.125%	1/15/25	5,700	5,331
[6]	United States Treasury Note/Bond	1.250%	11/30/26–9/30/28	21,307	19,163
	United States Treasury Note/Bond	1.500%	1/31/27	2,065	1,874
	United States Treasury Note/Bond	1.750%	8/15/41	750	523
	United States Treasury Note/Bond	1.875%	2/28/27	1,570	1,446
[6]	United States Treasury Note/Bond	2.000%	11/15/41	13,245	9,644
	United States Treasury Note/Bond	2.250%	2/15/52	205	148
	United States Treasury Note/Bond	2.375%	2/15/42–5/15/51	3,910	3,040
	United States Treasury Note/Bond	2.500%	4/30/24–3/31/27	4,110	3,890
	United States Treasury Note/Bond	2.625%	4/15/25–7/31/29	6,530	6,238
	United States Treasury Note/Bond	2.750%	7/31/27–8/15/32	4,027	3,755
	United States Treasury Note/Bond	2.875%	5/15/52	675	561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/52	5,945	5,088
	United States Treasury Note/Bond	3.250%	8/31/24–5/15/42	1,150	1,108
	United States Treasury Note/Bond	3.375%	8/15/42	5,008	4,582
	United States Treasury Note/Bond	4.000%	11/15/42–11/15/52	3,673	3,753
	United States Treasury Note/Bond	4.125%	10/31/27–11/15/32	4,744	4,901
	United States Treasury Note/Bond	4.250%	9/30/24–10/15/25	4,900	4,898
Total U.S. Government and Agency Obligations (Cost $160,007)					151,095
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Bermuda (0.0%)
[1,2]	Start II Ltd. Series 2019-1	4.089%	3/15/44	123	105
Cayman Islands (0.0%)
[1,2]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	202	157
United States (0.6%)
[1,2]	Aaset Trust Series 2019-1	3.844%	5/15/39	122	81
[1,2]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,056
[1,2]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	4	4
[1,2,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	5.172%	10/15/36	1,290	1,200
[1,2,7]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	4.381%	10/15/36	2,930	2,771
[1,2]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	167	141
[1,2,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.071%	10/25/41	250	240
[2,3]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	649	512
[2]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	271
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,350
[1,2,3,7]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	6.321%	10/25/50	389	389
[1,2]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,183	995
[1,2]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	350
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	131	126
[1,2,7]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	4.955%	11/15/38	1,550	1,468
[1,2]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	74	72
					11,026
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,471)					11,288
Corporate Bonds (18.4%)
Australia (0.1%)
[1]	CSL Finance plc	4.250%	4/27/32	1,200	1,142
Austria (0.1%)
[1]	JAB Holdings BV	2.200%	11/23/30	430	325
[1]	JAB Holdings BV	3.750%	5/28/51	805	475
[1]	JAB Holdings BV	4.500%	4/8/52	875	592
					1,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Belgium (0.2%)
[2,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	585
[2,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,350	1,291
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	617
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	155
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	760	779
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,050	951
					4,378
Canada (0.2%)
[9]	Bank of Montreal	2.850%	3/6/24	3,185	2,304
	Fortis Inc.	3.055%	10/4/26	775	723
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	397
					3,424
Denmark (0.3%)
[8]	Danske Bank A/S	0.500%	8/27/25	2,450	2,392
[1]	Danske Bank A/S	1.621%	9/11/26	1,320	1,148
[2,10]	Danske Bank A/S	2.250%	1/14/28	1,440	1,485
					5,025
France (1.0%)
[2,8]	Airbus SE	2.375%	6/9/40	155	133
[2,8]	APRR SA	1.500%	1/25/30	100	93
[2,8]	APRR SA	1.625%	1/13/32	100	91
[2,8]	AXA SA	5.125%	7/4/43	600	629
[1]	BNP Paribas SA	2.819%	11/19/25	470	442
[1]	BNP Paribas SA	2.219%	6/9/26	1,095	1,005
[2,8]	BNP Paribas SA	0.125%	9/4/26	600	549
[2,8]	BNP Paribas SA	2.125%	1/23/27	1,800	1,762
[1]	BNP Paribas SA	2.591%	1/20/28	2,065	1,811
[1]	BNP Paribas SA	2.159%	9/15/29	1,800	1,468
[2,8]	BNP Paribas SA	1.125%	1/15/32	800	709
[2,8]	BPCE SA	1.125%	1/18/23	700	728
[1]	BPCE SA	3.250%	1/11/28	525	473
[1]	BPCE SA	2.277%	1/20/32	1,100	823
[1]	Danone SA	2.947%	11/2/26	555	517
[2,8]	Orange SA	1.000%	5/12/25	1,300	1,294
[2,8]	Orange SA	1.625%	4/7/32	500	459
[2,8]	RCI Banque SA	1.375%	3/8/24	1,400	1,422
[2,8]	RCI Banque SA	1.625%	4/11/25	220	217
[8]	Societe Generale SFH SA	0.750%	1/29/27	1,500	1,438
[2,8]	Suez SACA	2.875%	5/24/34	2,000	1,844
[2,8]	Veolia Environnement SA	0.800%	1/15/32	800	661
					18,568
Germany (0.5%)
[1]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	970
[1]	Bayer US Finance LLC	3.375%	10/8/24	770	745
[2,8]	Deutsche Bank AG	1.875%	2/23/28	1,300	1,190
[2,8]	Volkswagen Financial Services AG	0.125%	2/12/27	1,575	1,404
[2,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	439
[2,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,077
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,900	1,529
					9,354
Ireland (0.2%)
[1]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	642	549
[1]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	840	675
[8]	CRH Finance DAC	3.125%	4/3/23	1,634	1,704
					2,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Italy (0.0%)
[2,8]	Hera SpA	1.000%	4/25/34	980	744
Japan (0.2%)
[1]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,048
[1]	NTT Finance Corp.	2.065%	4/3/31	4,470	3,630
					4,678
Kuwait (0.1%)
[1]	NBK SPC Ltd.	1.625%	9/15/27	3,000	2,630
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	252
	America Movil SAB de CV	6.375%	3/1/35	350	379
					631
Netherlands (0.4%)
[1]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,090	945
[2,10]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	111
[2,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,900	1,616
[8]	ING Groep NV	0.250%	2/18/29	1,100	933
[8]	ING Groep NV	0.250%	2/1/30	3,100	2,540
[2,8]	Koninklijke KPN NV	0.875%	11/15/33	1,100	862
	Shell International Finance BV	4.000%	5/10/46	300	254
	Shell International Finance BV	3.000%	11/26/51	1,215	857
					8,118
Norway (0.5%)
[2,8]	Aker BP ASA	1.125%	5/12/29	1,950	1,677
[1]	Aker BP ASA	3.750%	1/15/30	5,255	4,662
[1]	Aker BP ASA	4.000%	1/15/31	1,090	970
[1]	Var Energi ASA	8.000%	11/15/32	1,675	1,767
					9,076
Portugal (0.1%)
[2,8]	EDP Finance BV	1.875%	9/21/29	2,000	1,892
Saudi Arabia (0.1%)
[1]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,940	1,619
South Korea (0.0%)
[1]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	199
Spain (0.1%)
[2,8]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,282
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	853
					2,135
Sweden (0.1%)
[2,8]	Volvo Treasury AB	2.000%	8/19/27	2,025	1,989
Switzerland (0.5%)
[1]	Alcon Finance Corp.	3.000%	9/23/29	5,400	4,732
[1,4]	Alcon Finance Corp.	5.750%	12/6/52	200	202
[2,8]	Credit Suisse Group AG	1.250%	7/17/25	675	634
[8]	Credit Suisse Group AG	2.875%	4/2/32	620	461
[1]	Credit Suisse Group AG	3.091%	5/14/32	1,676	1,139
[8]	UBS Group AG	0.250%	2/24/28	1,600	1,378
					8,546
United Arab Emirates (0.3%)
[1]	DAE Funding LLC	1.550%	8/1/24	1,915	1,782
[1]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,216	3,565
					5,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Kingdom (1.8%)
[1]	Ashtead Capital Inc.	5.500%	8/11/32	600	576
	AstraZeneca plc	4.000%	1/17/29	755	734
[2]	Barclays plc	4.338%	5/16/24	1,443	1,430
	Barclays plc	2.894%	11/24/32	1,350	1,034
[2,8]	BP Capital Markets BV	0.933%	12/4/40	2,105	1,464
[2,9]	BP Capital Markets plc	3.470%	5/15/25	1,350	977
[1]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,266
[2,8]	Diageo Finance plc	2.500%	3/27/32	1,635	1,636
[2,10]	Heathrow Funding Ltd.	2.750%	10/13/29	2,600	2,632
[2,10]	Heathrow Funding Ltd.	2.750%	8/9/49	575	434
[2,10]	HSBC Holdings plc	2.256%	11/13/26	600	651
	HSBC Holdings plc	1.589%	5/24/27	580	497
[10]	HSBC Holdings plc	1.750%	7/24/27	500	517
[2]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,064
	HSBC Holdings plc	7.390%	11/3/28	1,451	1,522
	HSBC Holdings plc	2.206%	8/17/29	1,565	1,264
	HSBC Holdings plc	2.804%	5/24/32	935	724
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	5.674%	5/18/24	245	243
[2,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	907
[2,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	685
[2,8]	National Grid plc	0.250%	9/1/28	1,075	925
[2,8]	NatWest Group plc	1.750%	3/2/26	3,125	3,063
[2,8]	NatWest Group plc	0.780%	2/26/30	330	271
[10]	NatWest Group plc	3.622%	8/14/30	1,640	1,812
[2,8]	NatWest Group plc	1.043%	9/14/32	925	779
	Santander UK Group Holdings plc	1.089%	3/15/25	3,210	2,981
[2,10]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	985	876
[2,8]	SSE plc	1.750%	4/16/30	885	806
[1]	Standard Chartered plc	0.991%	1/12/25	815	762
[10]	Tritax Big Box REIT plc	1.500%	11/27/33	385	316
					32,848
United States (11.6%)
[2]	Alabama Power Co.	4.300%	7/15/48	255	216
	Amazon.com Inc.	4.800%	12/5/34	300	307
	American Electric Power Co. Inc.	3.200%	11/13/27	950	874
	American International Group Inc.	3.400%	6/30/30	5,810	5,198
	American International Group Inc.	4.750%	4/1/48	45	41
	American International Group Inc.	4.375%	6/30/50	570	493
[8]	American Tower Corp.	0.450%	1/15/27	1,220	1,110
[1]	American Transmission Systems Inc.	2.650%	1/15/32	1,070	875
	American Water Capital Corp.	2.300%	6/1/31	2,575	2,125
	American Water Capital Corp.	4.450%	6/1/32	1,515	1,463
[8]	AT&T Inc.	2.050%	5/19/32	475	434
[8]	AT&T Inc.	3.150%	9/4/36	575	557
[8]	AT&T Inc.	2.600%	5/19/38	425	377
	AT&T Inc.	3.500%	6/1/41	1,245	954
	AT&T Inc.	3.500%	9/15/53	2,620	1,850
[1]	Athene Global Funding	2.500%	1/14/25	3,035	2,847
[1]	Athene Global Funding	2.500%	3/24/28	2,555	2,165
[2]	Bank of America Corp.	3.300%	1/11/23	570	569
	Bank of America Corp.	2.687%	4/22/32	1,320	1,071
[2,8]	Bank of America Corp.	1.102%	5/24/32	1,575	1,314
	Bank of America Corp.	2.482%	9/21/36	3,585	2,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.311%	4/22/42	1,100	833
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	1,600	1,408
[8]	Berkshire Hathaway Finance Corp.	2.000%	3/18/34	540	486
[2]	Bon Secours Mercy Health Inc.	3.555%	8/1/27	410	377
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	140	135
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	329
[8]	Booking Holdings Inc.	4.500%	11/15/31	2,215	2,428
[1]	Boston Gas Co.	3.001%	8/1/29	130	111
	BP Capital Markets America Inc.	2.939%	6/4/51	1,930	1,318
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	779
	Brixmor Operating Partnership LP	2.500%	8/16/31	805	613
[1]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	731
	Carrier Global Corp.	2.722%	2/15/30	648	553
	Carrier Global Corp.	3.377%	4/5/40	250	195
	Charter Communications Operating LLC	2.250%	1/15/29	215	176
	Charter Communications Operating LLC	5.050%	3/30/29	595	567
	Charter Communications Operating LLC	6.384%	10/23/35	355	349
	Charter Communications Operating LLC	3.700%	4/1/51	610	390
	Cigna Corp.	4.375%	10/15/28	420	410
	Cigna Corp.	2.400%	3/15/30	310	263
	Citigroup Inc.	4.600%	3/9/26	535	527
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	276
[1]	CNO Global Funding	2.650%	1/6/29	1,975	1,677
[8]	Coca-Cola Co.	1.100%	9/2/36	1,625	1,329
	Comcast Corp.	3.950%	10/15/25	250	246
	Comcast Corp.	6.500%	11/15/35	178	198
	Comcast Corp.	4.000%	3/1/48	40	33
	Comcast Corp.	3.999%	11/1/49	120	98
	Comcast Corp.	2.887%	11/1/51	1,417	946
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	190	122
	Comcast Corp.	2.650%	8/15/62	25	15
	Comcast Corp.	2.987%	11/1/63	11	7
	CommonSpirit Health	4.200%	8/1/23	770	765
	CommonSpirit Health	3.347%	10/1/29	355	311
	CommonSpirit Health	2.782%	10/1/30	684	551
	CommonSpirit Health	4.187%	10/1/49	395	304
	CommonSpirit Health	3.910%	10/1/50	335	245
	Commonwealth Edison Co.	3.650%	6/15/46	35	27
	Commonwealth Edison Co.	4.000%	3/1/48	245	205
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	80
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	990	701
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	251
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	150	127
[1]	Corebridge Financial Inc.	3.900%	4/5/32	5,510	4,859
[1]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,486
[1]	Cox Communications Inc.	4.800%	2/1/35	100	90
	Crown Castle Inc.	2.100%	4/1/31	2,475	1,965
	Crown Castle Inc.	2.900%	4/1/41	420	297
	CubeSmart LP	2.250%	12/15/28	995	824
	CVS Health Corp.	2.875%	6/1/26	1,455	1,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.300%	3/25/28	113	110
	CVS Health Corp.	4.125%	4/1/40	235	198
	CVS Health Corp.	5.050%	3/25/48	125	116
[8]	DH Europe Finance II Sarl	0.750%	9/18/31	255	217
	Dignity Health	3.812%	11/1/24	594	579
	Discovery Communications LLC	4.125%	5/15/29	186	164
	Discovery Communications LLC	3.625%	5/15/30	995	842
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	173
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	115
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	298
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	206
	Duke Energy Corp.	2.550%	6/15/31	900	743
	Duke Energy Corp.	4.500%	8/15/32	2,770	2,630
	Duke Energy Corp.	5.000%	8/15/52	350	318
	Duke Energy Progress LLC	3.400%	4/1/32	475	424
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	660	551
	Eaton Corp.	4.150%	3/15/33	680	642
	Eaton Corp.	4.700%	8/23/52	145	135
	Elevance Health Inc.	2.250%	5/15/30	1,010	846
	Energy Transfer LP	4.900%	3/15/35	1,075	975
[1]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	136
[1]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,020	893
[1]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	697
[1]	ERAC USA Finance LLC	3.300%	12/1/26	300	279
[1]	ERAC USA Finance LLC	4.500%	2/15/45	455	371
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	166
[2]	Evergy Metro Inc.	2.250%	6/1/30	245	204
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,004
	Exxon Mobil Corp.	2.610%	10/15/30	190	168
[8]	General Mills Inc.	0.450%	1/15/26	1,275	1,219
	General Motors Co.	4.200%	10/1/27	475	453
	General Motors Co.	5.000%	10/1/28	935	900
[1]	Genting New York LLC	3.300%	2/15/26	1,668	1,477
	Georgia Power Co.	4.700%	5/15/32	2,505	2,439
	Georgia Power Co.	4.300%	3/15/42	860	749
	Georgia Power Co.	5.125%	5/15/52	2,285	2,209
	Goldman Sachs Group Inc.	5.700%	11/1/24	2,773	2,807
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,324
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,175
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	715
	Goldman Sachs Group Inc.	2.383%	7/21/32	960	759
	Goldman Sachs Group Inc.	2.650%	10/21/32	2,075	1,665
[1]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	395
[1]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	62
	HCA Inc.	5.250%	6/15/49	575	505
[1]	HCA Inc.	4.625%	3/15/52	665	535
	Healthpeak Properties Inc.	3.500%	7/15/29	335	300
	Hess Corp.	7.300%	8/15/31	1,120	1,233
[8]	Honeywell International Inc.	4.125%	11/2/34	2,450	2,630
[1]	Hyundai Capital America	0.800%	4/3/23	1,385	1,363
	Intel Corp.	4.900%	8/5/52	2,780	2,532
	Intercontinental Exchange Inc.	4.350%	6/15/29	7,280	7,183
	Intercontinental Exchange Inc.	4.950%	6/15/52	355	342
	International Business Machines Corp.	3.300%	5/15/26	550	525
[1]	ITC Holdings Corp.	4.950%	9/22/27	530	526
[2]	John Deere Capital Corp.	3.450%	3/13/25	985	963
	JPMorgan Chase & Co.	2.947%	2/24/28	3,750	3,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	975	789
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	882
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	626
[1]	KeySpan Gas East Corp.	2.742%	8/15/26	400	360
	Kyndryl Holdings Inc.	3.150%	10/15/31	1,065	706
[1]	Liberty Mutual Group Inc.	4.569%	2/1/29	5,009	4,680
	Marathon Oil Corp.	6.800%	3/15/32	1,000	1,053
	Marathon Oil Corp.	6.600%	10/1/37	1,000	1,027
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	986
[1]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	389
	McCormick & Co. Inc.	2.500%	4/15/30	180	152
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	126
	Merck & Co. Inc.	3.400%	3/7/29	545	514
	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,544
	Microsoft Corp.	2.921%	3/17/52	1,125	835
	MidAmerican Energy Co.	4.250%	5/1/46	10	9
[2,9]	Molson Coors International LP	2.840%	7/15/23	1,875	1,373
[2,8]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	775	653
[2,8]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	273	221
[8]	Mondelez International Inc.	0.250%	3/17/28	975	871
[2]	Morgan Stanley	3.125%	7/27/26	1,850	1,736
[2]	Morgan Stanley	3.772%	1/24/29	570	526
[8]	Morgan Stanley	0.497%	2/7/31	1,050	855
[2]	Morgan Stanley	2.511%	10/20/32	4,650	3,698
	National Retail Properties Inc.	3.900%	6/15/24	805	788
[2,10]	Nestle Holdings Inc.	1.375%	6/23/33	1,015	932
[1]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	786
[1]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	179
[1]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	25
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	885	685
[1]	Oglethorpe Power Corp.	6.191%	1/1/31	210	214
[1]	Oglethorpe Power Corp.	4.500%	4/1/47	655	529
	Oglethorpe Power Corp.	5.050%	10/1/48	161	140
	Oracle Corp.	3.400%	7/8/24	575	562
	Oracle Corp.	3.950%	3/25/51	1,025	754
	Pacific Gas & Electric Co.	5.900%	6/15/32	1,165	1,142
	PacifiCorp	2.700%	9/15/30	205	176
[1]	Pennsylvania Electric Co.	3.600%	6/1/29	208	188
[1]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,403
[1]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	160
[1]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,078
[1]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	173
[1]	Penske Truck Leasing Co. LP	5.875%	11/15/27	4,026	4,063
	Pfizer Inc.	1.700%	5/28/30	275	229
	Philip Morris International Inc.	5.125%	11/17/27	795	797
	Philip Morris International Inc.	5.625%	11/17/29	545	554
	Philip Morris International Inc.	5.750%	11/17/32	1,310	1,349
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	665	608
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	176
[2]	Prudential Financial Inc.	3.700%	3/13/51	1,510	1,174
[8]	Public Storage	0.500%	9/9/30	1,035	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.250%	5/20/32	1,105	1,076
	QUALCOMM Inc.	4.500%	5/20/52	295	264
	Raytheon Technologies Corp.	3.950%	8/16/25	285	280
	Raytheon Technologies Corp.	4.450%	11/16/38	725	668
	Realty Income Corp.	3.400%	1/15/28	535	495
	Realty Income Corp.	2.200%	6/15/28	285	245
	Realty Income Corp.	3.100%	12/15/29	830	729
	Realty Income Corp.	2.850%	12/15/32	120	99
[10]	Realty Income Corp.	1.750%	7/13/33	1,075	927
[1]	S&P Global Inc.	2.700%	3/1/29	700	623
[1]	S&P Global Inc.	2.900%	3/1/32	705	608
[1]	S&P Global Inc.	3.700%	3/1/52	245	197
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	3,186	3,013
[1]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	975	988
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	217
[1]	SBA Tower Trust	3.448%	3/15/23	675	672
[1]	SBA Tower Trust	1.884%	1/15/26	245	215
[1]	SBA Tower Trust	1.631%	11/15/26	2,265	1,934
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	347	289
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	165	118
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	95	60
[2,8]	Schneider Electric SE	1.500%	1/15/28	700	682
	Sempra Energy	3.250%	6/15/27	1,050	977
	Sierra Pacific Power Co.	2.600%	5/1/26	149	140
[2]	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	5.950%	11/1/32	2,335	2,474
[2]	Southern California Edison Co.	2.950%	2/1/51	790	519
	Southern California Gas Co.	2.950%	4/15/27	1,150	1,063
	Southern Co.	4.400%	7/1/46	5	4
[1]	Sprint Spectrum Co. LLC	4.738%	3/20/25	503	496
[2]	SSM Health Care Corp.	3.823%	6/1/27	320	304
[2]	Sutter Health	2.294%	8/15/30	360	297
	Teledyne Technologies Inc.	2.250%	4/1/28	985	852
	Teledyne Technologies Inc.	2.750%	4/1/31	790	652
[1]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,605	1,541
[8]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	3,175	3,387
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,706
	T-Mobile USA Inc.	3.375%	4/15/29	1,140	1,008
	T-Mobile USA Inc.	2.700%	3/15/32	2,160	1,779
	Toledo Hospital	5.750%	11/15/38	205	192
	Union Pacific Corp.	3.600%	9/15/37	910	790
	Union Pacific Corp.	4.950%	9/9/52	915	898
	Union Pacific Corp.	3.750%	2/5/70	285	213
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	44	40
	UnitedHealth Group Inc.	3.850%	6/15/28	820	792
	UnitedHealth Group Inc.	2.000%	5/15/30	240	200
	UnitedHealth Group Inc.	4.200%	5/15/32	495	478
	UnitedHealth Group Inc.	4.625%	7/15/35	75	74
	UnitedHealth Group Inc.	4.200%	1/15/47	65	57
	UnitedHealth Group Inc.	4.750%	5/15/52	90	85
	US Bancorp	2.491%	11/3/36	996	772
[8]	Verizon Communications Inc.	1.250%	4/8/30	1,380	1,238
	Verizon Communications Inc.	1.680%	10/30/30	307	241
	Verizon Communications Inc.	2.355%	3/15/32	3,738	3,007
[8]	Verizon Communications Inc.	1.500%	9/19/39	1,100	835
[1]	VICI Properties LP	4.125%	8/15/30	515	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Visa Inc.	2.375%	6/15/34	805	780
[1]	Warnermedia Holdings Inc.	3.428%	3/15/24	2,935	2,850
[1]	Warnermedia Holdings Inc.	4.054%	3/15/29	2,276	1,994
[2,9]	Wells Fargo & Co.	2.975%	5/19/26	625	434
[2]	Wells Fargo & Co.	3.526%	3/24/28	3,070	2,853
[2]	Wells Fargo & Co.	2.879%	10/30/30	435	375
[2]	Wells Fargo & Co.	4.611%	4/25/53	905	804
					213,921
Total Corporate Bonds (Cost $383,868)					340,584
Sovereign Bonds (2.7%)
Australia (0.1%)
[2,11]	Commonwealth of Australia	2.750%	11/21/27	135	90
[2,11]	Commonwealth of Australia	2.250%	5/21/28	1,195	770
[2,11]	Commonwealth of Australia	1.000%	11/21/31	2,175	1,198
					2,058
Bermuda (0.0%)
[1,2]	Bermuda	2.375%	8/20/30	200	165
[1,2]	Bermuda	3.375%	8/20/50	200	135
					300
Canada (0.6%)
[9]	Canadian Government Bond	0.750%	10/1/24	4,565	3,209
[9]	Canadian Government Bond	2.750%	9/1/27	850	620
[9]	Canadian Government Bond	1.500%	6/1/31	350	232
[9]	Canadian Government Bond	1.500%	12/1/31	1,500	988
[9]	Canadian Government Bond	2.000%	12/1/51	250	150
[9]	City of Montreal	3.150%	12/1/36	750	491
[9]	City of Montreal	3.500%	12/1/38	410	274
[9]	City of Montreal	2.400%	12/1/41	1,000	557
[9]	City of Toronto	3.200%	8/1/48	1,000	615
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,727
[9]	Province of Ontario	2.900%	6/2/28	1,910	1,372
[2,12]	Province of Ontario	0.250%	6/28/29	985	962
[9]	Regional Municipality of York	2.150%	6/22/31	800	526
					11,723
Chile (0.0%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	618
Japan (0.1%)
[2,13]	Japan	0.700%	6/20/51	117,800	704
[2,13]	Japan	0.700%	9/20/51	59,400	353
					1,057
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,451
Qatar (0.2%)
[1,2]	Qatar Energy	2.250%	7/12/31	820	686
[1,2]	Qatar Energy	3.125%	7/12/41	685	521
[1,2]	State of Qatar	3.875%	4/23/23	550	548
[1,2]	State of Qatar	5.103%	4/23/48	255	257
[1,2]	State of Qatar	4.400%	4/16/50	780	714
					2,726
Romania (0.0%)
[1,2,8]	Republic of Romania	2.000%	4/14/33	737	519
[2,8]	Republic of Romania	2.625%	12/2/40	525	319
					838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saudi Arabia (0.1%)
[1,2]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	486
[1,2]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	633
					1,119
Singapore (0.0%)
[1,2]	Temasek Financial I Ltd.	3.625%	8/1/28	510	494
Spain (0.1%)
[1,8]	Kingdom of Spain	0.600%	10/31/29	1,050	957
Supranational (1.4%)
[2,8]	European Financial Stability Facility	0.875%	7/26/27	11,060	10,739
[2,8]	European Investment Bank	3.000%	10/14/33	1,705	1,833
[8]	European Stability Mechanism	0.000%	12/15/26	1,425	1,346
[2,8]	European Union	0.000%	7/4/31	4,160	3,497
[2,8]	European Union	1.000%	7/6/32	3,300	2,976
[2,8]	European Union	0.000%	7/4/35	3,630	2,693
[2,8]	European Union	0.200%	6/4/36	4,110	3,058
					26,142
United Kingdom (0.0%)
[10]	United Kingdom	0.625%	10/22/50	290	175
Total Sovereign Bonds (Cost $56,702)					49,658
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	76
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	355	401
	Connecticut GO	2.000%	7/1/23	190	187
	Connecticut GO	5.770%	3/15/25	275	282
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	70
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	46
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	355	319
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	43
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	844	881
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	28
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	48
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	145	134
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	205
	Illinois GO	5.100%	6/1/33	4,670	4,502
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	323
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	425	429
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	181
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	871
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	225
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	672
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	205	184
Total Taxable Municipal Bonds (Cost $12,063)					10,261

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[17]	Vanguard Market Liquidity Fund (Cost $81,583)	3.877%	816,134	81,605
Total Investments (101.1%) (Cost $1,687,129)				1,867,354
Other Assets and Liabilities—Net (-1.1%)				(20,572)
Net Assets (100%)				1,846,782
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $113,123,000, representing 6.1% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
5	Securities with a value of $2,242,000 have been segregated as initial margin for open futures contracts.
6	Securities with a value of $7,627,000 have been segregated as collateral for open forward currency contracts.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2022	207	25,855	(366)
Euro-BTP	December 2022	17	2,110	30
Euro-Buxl	December 2022	25	4,118	(4)
Euro-OAT	December 2022	16	2,274	(23)
Euro-Schatz	December 2022	127	14,112	(172)
Long Gilt	March 2023	54	6,833	(70)
				(605)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2023	(353)	(40,066)	(313)
Euro-Bund	December 2022	(143)	(20,964)	(279)
Ultra 10-Year U.S. Treasury Note	March 2023	(159)	(19,025)	(114)
				(706)
				(1,311)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	1/10/23	EUR	4,292	USD	4,510	—	(29)
JPMorgan Chase Bank, N.A.	1/10/23	GBP	2	USD	2	—	—
Goldman Sachs International	1/10/23	JPY	200,327	USD	1,426	33	—
Bank of America, N.A.	1/10/23	USD	5,262	AUD	7,907	—	(115)
Bank of America, N.A.	1/10/23	USD	15,477	CAD	20,691	84	—
Bank of America, N.A.	1/10/23	AUD	900	CAD	801	16	—
Bank of America, N.A.	1/10/23	USD	1,008	CHF	954	—	(6)
Goldman Sachs International	1/10/23	USD	110,239	EUR	106,329	—	(790)
JPMorgan Chase Bank, N.A.	1/10/23	GBP	2,921	EUR	3,367	10	—
JPMorgan Chase Bank, N.A.	1/10/23	USD	20,270	GBP	16,957	—	(198)
Goldman Sachs International	1/10/23	USD	778	GBP	652	—	(9)
JPMorgan Chase Bank, N.A.	1/10/23	AUD	3,929	JPY	366,900	—	—
Bank of America, N.A.	1/10/23	GBP	1,169	JPY	195,247	—	(11)
JPMorgan Chase Bank, N.A.	1/10/23	USD	14	SEK	150	—	—
						143	(1,158)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At November 30, 2022, counterparties had deposited in segregated accounts cash of $340,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	722,581	—	—	722,581
Common Stocks—Other	54,306	445,976	—	500,282
U.S. Government and Agency Obligations	—	151,095	—	151,095
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,288	—	11,288
Corporate Bonds	—	340,584	—	340,584
Sovereign Bonds	—	49,658	—	49,658
Taxable Municipal Bonds	—	10,261	—	10,261
Temporary Cash Investments	81,605	—	—	81,605
Total	858,492	1,008,862	—	1,867,354

Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Forward Currency Contracts	—	143	—	143
Total	30	143	—	173
Liabilities
Futures Contracts[1]	1,341	—	—	1,341
Forward Currency Contracts	—	1,158	—	1,158
Total	1,341	1,158	—	2,499
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.